Accounts Receivable and Other Current Assets - Schedule of Accounts Receivable and Other Current Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Trade accounts receivable	$ 930	$ 621
Unbilled accounts receivable	887	701
Allowance for credit losses	(58)	(53)	$ (64)
Total accounts receivable	1,759	1,269
Other	580	242
Accounts receivable and other current assets	$ 2,339	$ 1,511